SIGNIFICANT ACCOUNTING POLICIES (Derivatives and Hedging) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Net income (losses) recognized in financial income, net	$ (53)	$ (1)	$ 3
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative contracts assets		4
Fair value of derivative contracts liabilities	(18)
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	11,051	3,327
Fair value of outstanding hedging contacts assets		27
Fair value of outstanding hedging contacts liabilities	239
Fair value of derivative contracts liabilities	$ (221)
Fair value of outstanding hedging contacts		$ 23